As filed with the Securities and Exchange Commission on August 31, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and Addresses of agents for service)

Date of fiscal year end:     October 31
Date of Reporting Period:    July 1, 2003 to June 30, 2004

     Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. PROXY VOTING RECORD.

=========================== DIVIDEND ADVANTAGE FUND ============================


BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505104
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  APR 7, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director William Barnet, III       For       For        Management
1.2   Elect  Director Charles W. Coker          For       For        Management
1.3   Elect  Director John T. Collins           For       For        Management
1.4   Elect  Director Gary L. Countryman        For       For        Management
1.5   Elect  Director Paul Fulton               For       For        Management
1.6   Elect  Director Charles K. Gifford        For       For        Management
1.7   Elect  Director Donald E. Guinn           For       For        Management
1.8   Elect  Director James H. Hance, Jr.       For       For        Management
1.9   Elect  Director Kenneth D. Lewis          For       For        Management
1.10  Elect  Director Walter E. Massey          For       For        Management
1.11  Elect  Director Thomas J. May             For       For        Management
1.12  Elect  Director C. Steven McMillan        For       For        Management
1.13  Elect  Director Eugene M. McQuade         For       For        Management
1.14  Elect  Director Patricia E. Mitchell      For       For        Management
1.15  Elect  Director Edward L. Romero          For       For        Management
1.16  Elect  Director Thomas M. Ryan            For       For        Management
1.17  Elect  Director O. Temple Sloan, Jr.      For       For        Management
1.18  Elect  Director Meredith R. Spangler      For       For        Management
1.19  Elect  Director Jackie M. Ward            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Change Date of Annual Meeting             Against   Against    Shareholder
4     Adopt Nomination Procedures for the Board Against   Against    Shareholder
5     Charitable Contributions                  Against   Against    Shareholder
6     Establish Independent Committee to Review Against   Against    Shareholder
      Mutual Fund Policy
7     Adopt Standards Regarding Privacy and     Against   Against    Shareholder
      Information Security


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CRESCENT REAL ESTATE EQUITIES COMPANY

Ticker:       CEI            Security ID:  225756105
Meeting Date: JUN 28, 2004   Meeting Type: Annual
Record Date:  APR 29, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Dennis H. Alberts         For       For        Management
1.2   Elect  Director Terry N. Worrell          For       For        Management
2     Ratify Auditors                           For       For        Management


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EASTGROUP PROPERTIES, INC.

Ticker:       EGP            Security ID:  277276101
Meeting Date: MAY 27, 2004   Meeting Type: Annual
Record Date:  APR 14, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director D. Pike Aloian            For       For        Management
1.2   Elect  Director Alexander G. Anagnos      For       For        Management
1.3   Elect  Director H. C. Bailey, Jr.         For       For        Management
1.4   Elect  Director Hayden C. Eaves, III      For       For        Management
1.5   Elect  Director Fredric H. Gould          For       For        Management
1.6   Elect  Director David H. Hoster II        For       For        Management
1.7   Elect  Director David M. Osnos            For       For        Management
1.8   Elect  Director Leland R. Speed           For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Other Business                            For       Against    Management


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FRIEDMAN, BILLINGS, RAMSEY, GROUP, INC.

Ticker:       FBR            Security ID:  358434108
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  APR 23, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Emanuel J. Friedman       For       For        Management
1.2   Elect  Director Eric F. Billings          For       For        Management
1.3   Elect  Director W. Russell Ramsey         For       For        Management
1.4   Elect  Director Daniel J. Altobello       For       For        Management
1.5   Elect  Director Peter A. Gallagher        For       For        Management
1.6   Elect  Director Stephen D. Harlan         For       For        Management
1.7   Elect  Director Russell C. Lindner        For       For        Management
1.8   Elect  Director Wallace L. Timmeny        For       Withhold   Management
1.9   Elect  Director John T. Wall              For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management


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KEYSTONE PROPERTY TRUST

Ticker:       KTR            Security ID:  493596100
Meeting Date: JUN 3, 2004    Meeting Type: Annual
Record Date:  APR 29, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee Donald E. Callaghan         For       For        Management
1.2   Elect Trustee Jonathan D. Eilian          For       For        Management
1.3   Elect Trustee John S. Moody               For       For        Management
2     Declassify the Board of Trustees          For       For        Management


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PENNSYLVANIA REAL ESTATE INVESTMENT TRUST

Ticker:       PEI            Security ID:  709102107
Meeting Date: JUN 3, 2004    Meeting Type: Annual
Record Date:  APR 20, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee George F. Rubin             For       For        Management
1.2   Elect Trustee Rosemarie B. Greco          For       For        Management
1.3   Elect Trustee Ira M. Lubert               For       For        Management
1.4   Elect Trustee Edward A. Glickman          For       For        Management
1.5   Elect Trustee Mark E. Pasquerilla         For       For        Management
1.6   Elect Trustee Donald F. Mazziotti         For       For        Management
2     Ratify Auditors                           For       For        Management


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SHURGARD STORAGE CENTERS, INC.

Ticker:       SHU            Security ID:  82567D104
Meeting Date: JUN 29, 2004   Meeting Type: Annual
Record Date:  JUN 3, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director A. K. 'Annika' Andrews    For       For        Management
1.2   Elect  Director Charles K. Barbo          For       For        Management
1.3   Elect  Director Howard P. Behar           For       For        Management
1.4   Elect  Director Richard P. Fox            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management


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VORNADO REALTY TRUST

Ticker:       VNO            Security ID:  929042109
Meeting Date: MAY 27, 2004   Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee Robert P. Kogod            For       For        Management
1.2   Elect  Trustee David Mandelbaum           For       For        Management
1.3   Elect  Trustee Richard R. West            For       For        Management
2     Ratify Auditors                           For       For        Management

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Neuberger Berman Dividend Advantage Fund Inc.

By: /s/  Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date: August 30, 2004